FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND

A Portfolio of Federated World Investment Series, Inc. Class A Shares

Supplement to Prospectus and Statement of Additional Information (SAI) dated January 31, 2004.

The following information is effective May 15, 2004.

1. Under the prospectus section entitled "What are the Fund's Fees and Expenses?" please delete the fee table and example in their entirety and replace with the following:

"WHAT ARE THE FUND'S FEES AND EXPENSES?

Federated International Capital Appreciation Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B and Class C Shares.


Shareholder Fees                                       Class A      Class B     Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   5.50%        None        1.00%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  0.00%        5.50%       1.00%
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None        None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    2.00%        None        None
if applicable)1
Exchange Fee                                           None         None        None

Annual Fund Operating Expenses (Before Waivers)2
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee3                                        1.25%        1.25%       1.25%
Distribution (12b-1) Fee                               0.25%4       0.75%       0.75%
Shareholder Services Fee                               0.25%        0.25%       0.25%
Other Expenses 5                                       1.15%        1.15%       1.15%
Total Annual Fund Operating Expenses                   2.90%        3.40%6      3.40%

1 The redemption fee is imposed upon the redemptions of shares within 30 days of purchase.

2 Although not contractually obligated to do so, the adviser, administrator and distributor expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2004.

Total Waivers of Fund Expenses                         1.25%        1.00%       1.00%
Total Actual Annual Fund Operating Expenses (after     1.65%        2.40%       2.40%
waivers) 7

3    The Adviser  expects to voluntarily  waive a portion of the management fee.
     The Adviser can terminate this  anticipated  voluntary  waiver at any time.
     The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.32% for the fiscal year ending November 30, 2004.

4 Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending November 30, 2004.

5    The administrator  expects to voluntarily waive certain operating  expenses of the Fund.  This  anticipated  voluntary  waiver can be terminated at any
     time.  Total  other  operating   expenses  paid  by  the  Fund  (after  the
     anticipated  voluntary  waiver) is expected to be 1.08% for the fiscal year ending November 30, 2004.

6 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

7    The Actual Annual Fund Operating  Expenses  (after the waivers) were 1.97%,
     2.72% and 2.72%, respectively for the fiscal year ended November 30, 2003.


Example
-------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                   1 Year        3 Years        5 Years     10 Years
Class A:
Expenses assuming               $827         $1,398         $1,994       $3,596
redemption
Expenses assuming no            $827         $1,398         $1,994       $3,596
redemption
Class B:
Expenses assuming               $893         $1,445         $1,969       $3,572
redemption
Expenses assuming no            $343         $1,045         $1,769       $3,572
redemption
Class C:
Expenses assuming               $539         $1,134         $1,852       $3,748
redemption
Expenses assuming no            $439         $1,134         $1,852       $3,748
redemption

---------------------------------------------------------------------------

2. Please add the following sub-section to the end of the prospectus section entitled "What Do Shares Cost?":

"FEE WHEN YOU REDEEM OR EXCHANGE (For CLASS A SHARES Purchased on or after May 15, 2004)

For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption / exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption / exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption / exchange fee will deter short-term redemptions, as intended. The redemption / exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption / exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption / exchange fee at any time. For purposes of computing this redemption / exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption / exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption / exchange fee with respect to Shares purchased through some omnibus accounts, including employer sponsored retirement plan accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption / exchange fee. For more discussion regarding the redemption fee, please see the Fund's SAI."

3 Please add the following sub-section after the end of the first sentence of the prospectus section entitled "How to Redeem and Exchange Shares":

"For Class A Shares Purchased on or after May 15, 2004 Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Redemption request may be made by telephone or in writing.

Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the shares are redeemed within 30 days of purchase, a 2% redemption fee will be charged. The redemption fee will be paid to the Fund."

4 Please add the following sub-section to the end of the SAI section entitled "What Do Shares Cost?":

"SPECIAL REDEMPTION AND EXCHANGE INFORMATION (For class a Shares Purchased on or after May 15, 2004)

For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption / exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption / exchange fee will deter short-term redemptions, as intended. The redemption / exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption / exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption / exchange fee at any time. For purposes of computing this redemption / exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption / exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption / exchange fee with respect to Shares purchased through some omnibus accounts, including i) Shares purchased through employer sponsored retirement plan accounts, such as 401(k) plans, and ii) Shares purchased by banks or trust companies acting in a fiduciary capacity on behalf of trust accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption / exchange fee."

The following information is effective immediately.

1. Under the SAI sub-section entitled "Convertible Securities" please add the following as the final paragraph:

"The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations because of their unique characteristics."

                                                                   March 2, 2004

Cusip 31428U813
30133 (03/04)
















FEDERATED INTERNATIONAL VALUE FUND
(formerly, Federated Global Financial Services Fund)

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED JANUARY 31, 2004.

The following information is effective May 15, 2004.

1. Under the prospectus section entitled "What are the Fund's Fees and Expenses?" please delete the fee table and example in their entirety and replace with the following:

"WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED INTERNATIONAL VALUE FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, Class B and Class C Shares.


Shareholder Fees                                       Class A       Class B     Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   5.50%         None        1.00%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  0.00%         5.50%       1.00%
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None          None        None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    2.00%         None        None
if applicable)1
Exchange Fee                                           None          None        None

Annual Fund Operating Expenses (Before Waivers)2
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                         1.00%         1.00%       1.00%
Distribution (12b-1) Fee                               0.25%3        0.75%       0.75%
Shareholder Services Fee                               0.25%         0.25%       0.25%
Other Expenses4                                        1.28%         1.28%       1.28%
Total Annual Fund Operating Expenses                   2.78%         3.28%5      3.28%

1 The redemption fee is imposed upon the redemptions of shares within 30 days of purchase.

2 Although not contractually obligated to do so, the administrator and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2003.

Total Waivers of Fund Expenses                         0.26%         0.01%        0.01%
Total Actual Annual Fund Operating Expenses (after     2.52%         3.27%        3.27%
  waivers)


3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 2003. Class A Shares has no present intention of paying or accruing the distribution (12b-1) during the fiscal year ending November 30, 2004.

4 The administrator voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) was 1.27% for the fiscal year ended November 30, 2003.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expense than Class B Shares.

Example
-------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class               1 Year          3 Years        5 Years      10 Years
Class A:
Expenses assuming         $816            $1,365         $1,938        $3,488
redemption
Expenses assuming no      $816            $1,365         $1,938        $3,488
redemption
Class B:
Expenses assuming         $881            $1,410         $1,912        $3,464
redemption
Expenses assuming no      $331            $1,010         $1,712        $3,464
redemption
Class C:
Expenses assuming         $528            $1,100         $1,795        $3,641
redemption
Expenses assuming no      $428            $1,100         $1,795        $3,641
redemption

2 Please add the following sub-section to the end of the prospectus section entitled, "What Do Shares Cost?":
-------------------------------------------------------------------------------

"FEE WHEN YOU REDEEM OR EXCHANGE (Class A Shares purchased on or after May 15, 2004)

For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including employer sponsored retirement plan accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption fee, please see the Fund's SAI."

3 Please add the following sub-section after the end of the first sentence of the prospectus section entitled "How to Redeem and Exchange Shares":

"FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the Shares are redeemed within 30 days of purchase, a 2% redemption fee will be charged. The redemption fee will be paid to the Fund."

4. Please add the following sub-section to the end of the SAI section entitled, "What Do Shares Cost?":

"SPECIAL REDEMPTION AND EXCHANGE INFORMATION (FOR Class A Shares purchased on or after May 15, 2004)

For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including i) Shares purchased through employer sponsored retirement plan accounts, such as 401(k) plans, and ii) Shares purchased by banks or trust companies acting in a fiduciary capacity on behalf of trust accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee."

The following information is effective immediately.

1. Under the SAI sub-section entitled "Convertible Securities" please add the following as the final paragraph:

"The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations because of their unique characteristics."

                                                                   March 2, 2004

Cusip 31428U847
30137 (3/04)


















FEDERATED EUROPEAN EQUITY FUND
(formerly, Federated European Growth Fund)

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED JANUARY 31, 2004.

The following information is effective May 15, 2004.

1. Under the prospectus section entitled "What are the Fund's Fees and Expenses?" please delete the fee table and example in their entirety and replace with the following:

"WHAT ARE THE FUND'S FEES AND EXPENSES?

Federated European Equity Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, Class B and Class C Shares.


Shareholder Fees                                       Class A    Class B  Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as    5.50%      None     1.00%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage   0.00%      5.50%    1.00%
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested        None      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,     2.00%      None      None
if applicable)1
Exchange Fee                                             None      None      None

Annual Fund Operating Expenses (Before Waivers)2
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee3                                         1.00%      1.00%    1.00%
Distribution (12b-1) Fee                                0.25%4     0.75%    0.75%
Shareholder Services Fee                                0.25%      0.25%    0.25%
Other Expenses5                                         2.16%      2.16%    2.16%
Total Annual Fund Operating Expenses                    3.66%     4.16%6    4.16%

1 The redemption fee is imposed upon the redemptions of shares within 30 days of purchase.

2 Although not contractually obligated to do so, the Adviser, administrator and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November
     30, 2003.

Total Waivers of Fund Expenses                          1.16%      0.91%    0.91%
Total Actual Annual Fund Operating Expenses (after      2.50%      3.25%    3.25%
waivers)


3 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.11% for the fiscal year ended November 30, 2003.

4 Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ended November 30, 2003.

5 The administrator voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) was 2.14% for the fiscal year November 30,2003.

6 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                      1 Year       3 Years    5 Years      10 Years
Class A:
Expenses assuming redemption      $898         $1,609    $2,338        $4,250
Expenses assuming no              $898         $1,609    $2,338        $4,250
redemption
Class B:
Expenses assuming redemption      $968         $1,664    $2,324        $4,235
Expenses assuming no              $418         $1,264    $2,124        $4,235
redemption
Class C:
Expenses assuming redemption      $613         $1,351    $2,203        $4,396
Expenses assuming no              $514         $1,351    $2,203        $4,396
redemption

--------------------------------------------------------------------------------

2 Please add the following sub-section to the end of the prospectus section entitled "What Do Shares Cost?":

"FEE WHEN YOU REDEEM OR EXCHANGE (For Class A Shares purchased on or after May 15, 2004)

For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including employer sponsored retirement plan accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption fee, please see the Fund's SAI."

3 Please add the following sub-section after the end of the first sentence of the prospectus section entitled "How to Redeem and Exchange Shares":

"FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the Shares are redeemed within 30 days of purchase, a 2% redemption fee will be charged. The redemption fee will be paid to the Fund."

4. Please add the following sub-section to the end of the SAI section entitled "What Do Shares Cost?":

"SPECIAL REDEMPTION AND EXCHANGE INFORMATION (for Class A Shares purchased on or after May 15, 2004)

For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including i) Shares purchased through employer sponsored retirement plan accounts, such as 401(k) plans, and ii) Shares purchased by banks or trust companies acting in a fiduciary capacity on behalf of trust accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee."

The following information is effective immediately.

1. Under the SAI sub-section entitled "Convertible Securities" please add the following as the final paragraph:

"The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations because of their unique characteristics."

                                                                   March 2, 2004

Cusip 31428U706
30139 (3/04)























FEDERATED GLOBAL VALUE FUND

A Portfolio of Federated World Investment Series, Inc.
Class A Shares

Supplement to Prospectus and Statement of Additional Information (SAI) dated January 31, 2004.

The following information is effective May 15, 2004.

1. Under the prospectus section entitled "What are the Fund's Fees and Expenses?" please delete the fee table and example in their entirety and replace with the following:

"WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED GLOBAL VALUE FUND
Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B and Class C Shares.

Shareholder Fees                                        Class A    Class B     Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as     5.50%       None       1.00%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage    0.00%      5.50%       1.00%
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested        None        None       None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,      2.00%       None       None
if applicable)1
Exchange Fee                                             None        None       None

Annual Fund Operating Expenses (Before Waivers)2
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee3                                          1.00%      1.00%       1.00%
Distribution (12b-1) Fee                                 None       0.75%       0.75%
Shareholder Services Fee                                 0.25%      0.25%       0.25%
Other Expenses4                                          1.39%      1.39%       1.39%
Total Annual Fund Operating Expenses                     2.64%      3.39%5      3.39%

1 The redemption fee is imposed upon the redemptions of shares within 30 days of purchase.

2    Although   not   contractually   obligated   to  do  so,  the  Adviser  and
     administrator waived certain amounts.  These are shown below along with the net expenses the Fund actually paid for the fiscal year ended  November 30,
     2003.

Total Waivers of Fund Expenses                         0.57%        0.57%       0.57%
Total Annual Fund Operating Expenses (after waivers)   2.07%        2.82%       2.82%

3 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.44% for the fiscal year ended
     November 30, 2003.

4 The administrator voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) was 1.38% for the fiscal year ended November 30,2003.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example
-------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual and costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class               1 Year       3 Years       5 Years      10 Years
Class A:
Expenses assuming           $802        $1,325        $1,873        $3,360
redemption
Expenses assuming no        $802        $1,325        $1,873        $3,360
redemption
Class B:
Expenses assuming           $892        $1,442        $1,965        $3,507
redemption
Expenses assuming no        $342        $1,042        $1,765        $3,507
redemption
Class C:
Expenses assuming           $538        $1,131        $1,847        $3,739
redemption
Expenses assuming no        $438        $1,131        $1,847        $3,739
redemption

-------------------------------------------------------------------------------

2. Please add the following sub-section to the end of the prospectus section entitled "What Do Shares Cost?":


"FEE WHEN YOU REDEEM OR EXCHANGE (FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004)

For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including employer sponsored retirement plan accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption fee, please see the Fund's SAI."

3. Please add the following sub-section after the end of the first sentence of the prospectus section entitled "How to Redeem and Exchange Shares":

"FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the shares are redeemed within 30 days of purchase, a 2% redemption fee will be charged. The redemption fee will be paid to the Fund."

4. Please add the following sub-section to the end of the SAI section entitled "What Do Shares Cost?":

"SPECIAL REDEMPTION AND EXCHANGE INFORMATION (FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004)

For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with repect to Shares purchased through some omnibus accounts, including i) Shares purchased through employer sponsored retirement plan accounts, such as 401(k) plans, and ii) Shares purchased by banks or trust companies acting in a fiduciary capacity on behalf of trust accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee.

5. Please add the following sub-section to the end of the SAI section entitled "Securities in Which the Fund Invests":

"Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations because of their unique characteristics."

                                                                   March 2, 2004

30140 (3/04)
Cusip 31428U672





















FEDERATED GLOBAL EQUITY FUND

A Portfolio of Federated World Investment Series, Inc.
Class A Shares

Supplement to Prospectus and Statement of Additional Information (SAI) dated January 31, 2004.

The following information is effective May 15, 2004.

1. Under the prospectus section entitled "What are the Fund's Fees and Expenses?" please delete the fee table and example in their entirety and replace with the following:

"WHAT ARE THE FUND'S FEES AND EXPENSES?

Federated Global Equity Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, Class B and Class C Shares.


Shareholder Fees                                       Class A      Class B      Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   5.50%        None         1.00%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  0.00%        5.50%        1.00%
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None         None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    2.00%        None         None
if applicable)1
Exchange Fee                                           None         None         None

Annual Fund Operating Expenses (Before Waivers)2
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee3                                        1.00%        1.00%        1.00%
Distribution (12b-1) Fee                               0.25%        0.75%        0.75%
Shareholder Services Fee                               0.25%        0.25%        0.25%
Other Expenses4                                        2.03%        2.03%        2.03%
Total Annual Fund Operating Expenses                   3.53%        4.03%5       4.03%

1 The redemption fee is imposed upon the redemptions of shares within 30 days of purchase.

2 Although not contractually obligated to do so, the Adviser, transfer and dividend disbursing agent and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2003.

Total Waivers of Fund Expenses                         0.70%        0.70%        0.70%
Total Actual Annual Fund Operating Expenses (after     2.83%        3.33%        3.33%
  waivers)

3 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.32% for the fiscal year ended
     November 30, 2003.

4 The transfer and dividend disbursing agent and administrator voluntarily waived certain operating expenses of the Fund. These voluntary waivers can be terminated at any time. Total other operating expenses paid by the Fund
     (after the voluntary  waivers) was 2.01% for the fiscal year ended November
     30, 2003.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example
-------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                       1 Year      3 Years      5 Years    10 Years
Class A:
Expenses assuming redemption       $886        $1,573      $2,280      $4,142
Expenses assuming no               $886        $1,573      $2,280      $4,142
redemption
Class B:
Expenses assuming redemption       $955        $1,627      $2,264      $4,126
Expenses assuming no               $405        $1,227      $2,064      $4,126
redemption
Class C:
Expenses assuming redemption       $601        $1,314      $2,144      $4,289
Expenses assuming no               $501        $1,314      $2,144      $4,289
redemption

-------------------------------------------------------------------------------

2 Please add the following sub-section to the end of the prospectus section entitled "What Do Shares Cost?":

"FEE WHEN YOU REDEEM OR EXCHANGE (FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004)

For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including employer sponsored retirement plan accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption fee, please see the Fund's SAI."

3. Please add the following sub-section after the end of the first sentence of the prospectus section entitled " How to Redeem and Exchange Shares ":

"FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the Shares are redeemed within 30 days of purchase, a 2% redemption fee will be charged. The redemption fee will be paid to the Fund."

4. Please add the following sub-section to the end of the SAI section entitled "What Do Shares Cost?":

"SPECIAL REDEMPTION AND EXCHANGE INFORMATION (FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004)

For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with repect to Shares purchased through some omnibus accounts, including i) Shares purchased through employer sponsored retirement plan accounts, such as 401(k) plans, and ii) Shares purchased by banks or trust companies acting in a fiduciary capacity on behalf of trust accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee."

The following information is effective immediately.

1. Under the sub-section of the SAI entitled "Convertible Securities" please add the following as the final paragraph:

"The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations because of their unique characteristics."

                                                                   March 2, 2004

Cusip 31428U870
30132 (3/04)
































FEDERATED INTERNATIONAL SMALL COMPANY FUND

A Portfolio of Federated World Investment Series, Inc.
Class A Shares

Supplement to Prospectus and Statement of Additional Information (SAI) dated January 31, 2004.

The following information is effective May 15, 2004.

1. Under the prospectus section entitled "What are the Fund's Fees and Expenses?" please delete the fee table and example in their entirety and replace with the following:

"WHAT ARE THE FUND'S FEES AND EXPENSES?


Federated International Small Company Fund
Fees and Expenses


This table  describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund's Class A, Class B and Class C Shares.

Shareholder Fees                                         Class A        Class B       Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as      5.50%         None          1.00%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage    0.00%          5.50%         1.00%
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested        None           None          None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,      2.00%          None          None
if applicable)1
Exchange Fee                                             None           None          None

Annual Fund Operating Expenses (Before Waiver)2
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                           1.25%          1.25%         1.25%
Distribution (12b-1) Fee                                 0.25%          0.75%         0.75%
Shareholder Services Fee3                                0.25%          0.25%         0.25%
Other Expenses                                           0.49%          0.49%         0.49%
Total Annual Fund Operating Expenses                     2.24%          2.74%4        2.74%

1 The redemption fee is imposed upon the redemptions of shares within 30 days of purchase.

2 Although not contractually obligated to do so, the adviser, administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2003.

 Total Waiver of Fund Expenses                           0.25%          0.00%5        0.00%5
 Total Actual Annual Fund Operating Expenses (after      1.99%          2.74%         2.74%
  waiver)

3 Class A Shares did not pay or accrue the shareholder services fee for the fiscal year ended November 30, 2003. Class A Shares have no present intention of paying or accruing the shareholder services fee for the fiscal year ending November 30, 2004.

4 After Class B Shares have been held for eight years from the date of purchase, they automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

5    Represents less than 0.01%.


Example
-------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund's Class A,

Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Share Class                   1 Year      3 Years         5 Years      10 Years
Class A:
Expenses assuming               $765       $1,212          $1,684       $2,983
redemption
Expenses assuming no            $765       $1,212          $1,684       $2,983
redemption
Class B:
Expenses assuming               $827       $1,250          $1,650       $2,951
redemption
Expenses assuming no            $277         $850          $1,450       $2,951
redemption
Class C:
Expenses assuming               $474         $942          $1,535       $3,140
redemption
Expenses assuming no            $374         $942          $1,535       $3,140
redemption

2 Please add the following sub-section to the end of the prospectus section entitled "What Do Shares Cost?":

"FEE WHEN YOU REDEEM OR EXCHANGE (FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004) For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including employer sponsored retirement plan accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption fee, please see the Fund's SAI." 3. Please add the following sub-section after the end of the first sentence of the prospectus section entitled "How to Redeem and Exchange Shares":

"FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the Shares are redeemed within 30 days of purchase, a 2% redemption fee will be charged. The redemption fee will be paid to the Fund."

4. Please add the following sub-section to the end of the SAI section entitled "What Do Shares Cost?":

"SPECIAL REDEMPTION AND EXCHANGE INFORMATION (FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004)

For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with repect to Shares purchased through some omnibus accounts, including i) Shares purchased through employer sponsored retirement plan accounts, such as 401(k) plans, and ii) Shares purchased by banks or trust companies acting in a fiduciary capacity on behalf of trust accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee."

The following information is effective immediately.

1. Under the SAI sub-section of the SAI entitled "Convertible Securities" please add the following as the final paragraph:

"The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations because of their unique characteristics."

                                                                   March 2, 2004

Cusip 31428U748
30135 (3/04)











































FEDERATED INTERNATIONAL HIGH INCOME FUND
(A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.)

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

Supplement to the Statement of Additional Information dated January 31, 2004.

Under the sub-section entitled "Convertible Securities" please add the following as the final paragraph:

The Fund treats convertible securities as fixed income securities for purposes of its investment policies and limitations.



                                                             February 27, 2004



Cusip 31428U771
Cusip 31428U763
Cusip 31428U755
30164 (2/04)